Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2024
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information

	Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				Note 2(z)
General and administrative expenses	(49,776)	(21,171)	(17,749)	(2,433)
Other operating income	30,885	47,529	13	2

(Loss)income from operations	(18,891)	26,358	(17,736)	(2,431)

Equity income of subsidiaries and VIEs	6,317,707	8,090,266	7,757,671	1,062,797

Net income attributable to Vipshop Holdings Limited’s sha re holders	6,298,816	8,116,624	7,739,935	1,060,366

Other comprehensive (loss)income:
Foreign currency translation, net of tax of nil	(610,296)	(11,085)	37,081	5,080
Changes in fair value of debt securities derived from the share of (loss)income of an equity method investee	(8,733)	23,124	(148,886)	(20,397)

Comprehensive income attributable to Vipshop Holdings Limited’s shareholders	5,679,787	8,128,663	7,628,130	1,045,049

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
			Note 2(z)
ASSETS
Cash and cash equivalents	904	411	56
Other receivables and prepayments, net	3,374	3,423	469
Investment in subsidiaries	45,235,847	52,490,094	7,191,113
Amount due from subsidiaries	384,016	908,747	124,498

Total assets	45,624,141	53,402,675	7,316,136

LIABILITIES
Accrued expenses and other current liabilities	1,116	771	106
Amount due to subsidiaries	8,661,621	13,433,091	1,840,324

Total liabilities	8,662,737	13,433,862	1,840,430

SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value, 483,489,642 shares authorized, and 98,877,929 and 100,640,510 shares issued, of which 92,900,247 and 86,982,144 shares were outstanding as of December 31, 2023 and 2024, respectively)	62	64	9
Class B ordinary shares (US$0.0001 par value,16,510,358 shares authorized, and 15,560,358 and 15,560,358 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	11	11	2
Treasury shares, at cost (5,977,682 and 13,028,013 Class A shares as of December 31, 2023 and 2024, respectively)	(3,624,763)	(7,042,759)	(964,854)
Additional paid-in capital	4,444,755	4,912,703	673,038
Retained earnings	36,836,928	42,906,188	5,878,124
Accumulated other comprehensive loss	(695,589)	(807,394)	(110,613)

Total shareholders’ equity	36,961,404	39,968,813	5,475,706

Total liabilities and shareholders’ equity	45,624,141	53,402,675	7,316,136

	Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				Note 2(z)
Cash flow from operating activities:
Net income	6,298,816	8,116,624	7,739,935	1,060,366
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and VIEs	(6,317,707)	(8,090,266)	(7,757,671)	(1,062,797)
Dividend received from subsidiaries and VIEs	—	—	1,681,107	230,311
Changes in operating assets and liabilities:
Other receivables and prepayments, net	—	(3,374)	(50)	(7)
Accrued expenses and other current liabilities	(54,750)	(3,634)	(372)	(51)
Deferred income	(29,664)	—	—	—

Net cash (used in) provided by operating activities	(103,305)	19,350	1,662,949	227,822

Cash flows from investing activities:
Changes in amounts due from/to subsidiaries	6,362,371	5,086,910	3,887,078	532,528

Net cash provided by investing activities	6,362,371	5,086,910	3,887,078	532,528

Cash flows from financing activities:
Repurchase of ordinary shares	(6,257,703)	(5,106,944)	(3,865,781)	(529,610)
Dividend distribution to shareholders	—	—	(1,684,721)	(230,806)

Net cash used in financing activities	(6,257,703)	(5,106,944)	(5,550,502)	(760,416)

Effect of exchange rate changes on cash and cash equivalents	(76)	(36)	(18)	(2)

Net increase(decrease) in cash and cash equivalents	1,287	(720)	(493)	(68)
Cash and cash equivalents at beginning of the period	337	1,624	904	124

Cash and cash equivalents at end of the period	1,624	904	411	56

Schedule I has been provided pursuant to the requirement of Rule
12-04(a)
and
4-08(e)(3)
of Regulation
S-X,
which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.
As of December 31, 2024, RMB16.20 billion of the restricted capital, reserves and net asset are not available for distribution or transfer respectively, and as such, the condensed financial information of Vipshop Holdings Limited (“Parent Company”) has been presented. Relevant PRC laws and regulations also restrict the subsidiaries in PRC, the VIEs and VIEs’ subsidiaries from transferring a portion of their net assets to the Parent Company in the form of loans and advances or cash dividends.
During the years ended December 31, 2022, 2023 and 2024, cash dividends amounted to nil, nil and US$233.3 million were declared and paid by the Parent Company, respectively.
As of December 31, 2024, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Parent Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.
Basis of preparation
The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries, VIEs and VIEs’ subsidiaries. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.